GOODWILL (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Accumulated amount of goodwill impairment loss	$ 29,890	$ 29,890